Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 19, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and non-PEO
named executive officers and our performance for the fiscal years listed below. Our Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO 11 ($)	Summary Compensation Table Total for PEO 21 ($)	Compensation Actually Paid to PEO 11 ($)	Compensation Actually Paid to PEO 21 ($)	Average Summary Compensation Table Total for Non-PEO NEOs1 ($)	Average Compensation Actually Paid to Non-PEO NEOs1,2,3 ($)	Value of Initial Fixed $100 Investment based on: TSR ($)	Net Income ($ Thousands)
2025	3,234,043	27,031,655	10,570,860	31,050,352	2,050,165	9,562,605	343.88	(6,885)
2024	5,612,120	—	7,524,361	—	3,494,912	3,359,671	119.50	(88,981)
2023	3,533,210	—	1,117,069	—	1,623,244	847,883	56.99	(104,699)

1.
Edward M. Kaye, M.D. (“PEO 1”) served as our PEO from January 1, 2023 thru March 19, 2025. Ian F. Smith (“PEO 2”) served as our PEO starting March 19, 2025 and is our current PEO. The individuals comprising the non-PEO
named executive officers for each year presented are listed below.

2023	2024	2025
Stephen J. Tulipano, CPA	Thomas E. Leggett	Thomas E. Leggett
Barry S. Ticho, M.D., Ph.D., FACC	Barry S. Ticho, M.D., Ph.D., FACC	Jason Hoitt

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by our named executive officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the non-PEO
named executive officers as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 1 ($)	Exclusion of Stock and Option Awards for PEO 1 ($)	Inclusion of Equity Values for PEO 1 ($)	Compensation Actually Paid to PEO 1 ($)
2025	3,234,043	(2,497,658)	9,834,476	10,570,860

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2025	27,031,655	(25,625,067)	29,643,764	31,050,352

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,050,165	(1,240,443)	8,752,883	9,562,605

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 1 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 1 ($)	Total - Inclusion of Equity Values for PEO 1 ($)
2025	—	7,671,833	562,610	1,600,033	—	—	9,834,476

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)
2025	24,970,159	479,693	3,961,921	231,991	—	—	29,643,764

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	4,263,023	3,939,428	332,952	217,480	—	—	8,752,883

4.
The comparison assumes $100 was invested for the period starting December 31, 2022, through the end of the listed year, in the Company. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote
1.
Edward M. Kaye, M.D. (“PEO 1”) served as our PEO from January 1, 2023 thru March 19, 2025. Ian F. Smith (“PEO 2”) served as our PEO starting March 19, 2025 and is our current PEO. The individuals comprising the non-PEO
named executive officers for each year presented are listed below.

2023	2024	2025
Stephen J. Tulipano, CPA	Thomas E. Leggett	Thomas E. Leggett
Barry S. Ticho, M.D., Ph.D., FACC	Barry S. Ticho, M.D., Ph.D., FACC	Jason Hoitt

Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the non-PEO
named executive officers as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 1 ($)	Exclusion of Stock and Option Awards for PEO 1 ($)	Inclusion of Equity Values for PEO 1 ($)	Compensation Actually Paid to PEO 1 ($)
2025	3,234,043	(2,497,658)	9,834,476	10,570,860

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2025	27,031,655	(25,625,067)	29,643,764	31,050,352

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,050,165	(1,240,443)	8,752,883	9,562,605

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 1 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 1 ($)	Total - Inclusion of Equity Values for PEO 1 ($)
2025	—	7,671,833	562,610	1,600,033	—	—	9,834,476

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)
2025	24,970,159	479,693	3,961,921	231,991	—	—	29,643,764

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	4,263,023	3,939,428	332,952	217,480	—	—	8,752,883

Non-PEO NEO Average Total Compensation Amount			$ 2,050,165	$ 3,494,912	$ 1,623,244
Non-PEO NEO Average Compensation Actually Paid Amount			$ 9,562,605	3,359,671	847,883
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the non-PEO
named executive officers as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 1 ($)	Exclusion of Stock and Option Awards for PEO 1 ($)	Inclusion of Equity Values for PEO 1 ($)	Compensation Actually Paid to PEO 1 ($)
2025	3,234,043	(2,497,658)	9,834,476	10,570,860

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2025	27,031,655	(25,625,067)	29,643,764	31,050,352

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,050,165	(1,240,443)	8,752,883	9,562,605

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 1 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 1 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 1 ($)	Total - Inclusion of Equity Values for PEO 1 ($)
2025	—	7,671,833	562,610	1,600,033	—	—	9,834,476

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)
2025	24,970,159	479,693	3,961,921	231,991	—	—	29,643,764

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	4,263,023	3,939,428	332,952	217,480	—	—	8,752,883

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO
named executive officers, and our cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
Named Executive Officer Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO
named executive officers, and our Net Income during the three most recently completed fiscal years.

Total Shareholder Return Amount			$ 343.88	119.5	56.99
Net Income (Loss)			(6,885,000)	(88,981,000)	(104,699,000)
Edward M. Kaye, M.D [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,234,043	5,612,120	3,533,210
PEO Actually Paid Compensation Amount			10,570,860	$ 7,524,361	$ 1,117,069
PEO Name	Edward M. Kaye, M.D			Edward M. Kaye, M.D	Edward M. Kaye, M.D
Ian F. Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			27,031,655
PEO Actually Paid Compensation Amount			31,050,352
PEO Name		Ian F. Smith
PEO | Edward M. Kaye, M.D [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,834,476
PEO | Edward M. Kaye, M.D [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Edward M. Kaye, M.D [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,671,833
PEO | Edward M. Kaye, M.D [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			562,610
PEO | Edward M. Kaye, M.D [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,600,033
PEO | Edward M. Kaye, M.D [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Edward M. Kaye, M.D [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Edward M. Kaye, M.D [Member] | Exclusion of Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,497,658)
PEO | Ian F. Smith [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			29,643,764
PEO | Ian F. Smith [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			24,970,159
PEO | Ian F. Smith [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			479,693
PEO | Ian F. Smith [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,961,921
PEO | Ian F. Smith [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			231,991
PEO | Ian F. Smith [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ian F. Smith [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Ian F. Smith [Member] | Exclusion of Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(25,625,067)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,752,883
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,263,023
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,939,428
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			332,952
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			217,480
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Exclusion of Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,240,443)